Fair Value Measurement - Additional Information (Details) - 12 months ended Dec. 31, 2021 $ / shares in Units, $ in Thousands	USD ($) $ / shares	Total	yr
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-controlling interest percentage	37.60%
Initial amortization deductions | $	$ 52,400
Taxable income forecast | $	$ 126,000
Stock price, per share | $ / shares	$ 7.92
Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value measurements		11.50	5.0
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Tax Receivable Agreement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Corporate tax rate	26.90%
Tax Receivable Agreement [Member] | Class A Common Stock [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Business combination contingent consideration liability measurement input		84.6
Sale of stock price percentage	25.00%
Earnout Shares [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected term	5 years
Risk-free interest rate	1.25%
Strike Price [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value measurements		11.50
Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value measurements | yr			5.0
Volatility [Member] | Private Placement Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value measurements		25
Operating Asset Volatility [Member] | Earnout Shares [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Volatility	87.60%
Equity Volatility [Member] | Earnout Shares [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Volatility	91.70%
Minimum [Member] | Tax Receivable Agreement [Member] | Class A Common Stock [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cost of debt percentage	2.40%
Maximum [Member] | Tax Receivable Agreement [Member] | Class A Common Stock [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cost of debt percentage	8.50%